Acquisitions and Other - Pinnacle Care International, Inc (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 6,517		$ 6,072
Intangible assets	$ 3,370		$ 2,477
PinnacleCare
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired		100.00%
Cash transferred		$ 110
Goodwill		45
Intangible assets		$ 64